UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
Check here if Amendment                     [   ]    Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Investment Management LLC
         -------------------------------------------------------------
Address           711 Fifth Avenue
         -------------------------------------------------------------
                  New York, New York 10022
         -------------------------------------------------------------

         -------------------------------------------------------------

Form 13F File Number:  028-11378



     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Howard M. Felson
         -----------------------------------------------------------------
Title:          Vice President
         -----------------------------------------------------------------
Phone:          (212) 832-8000
         -----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ HOWARD M. FELSON           New York, New York       May 6, 2008
----------------------        --------------------     -----------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





Report Summary:

Number of Other Included Managers:                                        1

Form 13F Information Table Entry Total:                                  39

Form 13F Information Table Value Total:                        $119,288,088


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File

No.     Form 13F File No.       Name
---     ----------------        ----------------------------
1.      028-12302               Allen Operations LLC



       ITEM 1                 ITEM 2            ITEM 3        ITEM 4              ITEM 5

                                                              TOTAL
   NAME OF ISSUER             CLASS          CUSIP NUMBER     VALUE       POSITION    CLASS

ACME UTD CORP                  COM             004816104     249,014        18,879     SHS
AFC ENTERPRISES INC            COM             00104Q107     206,770        23,000     SHS
ALLIANCE DATA SYSTEMS CORP     COM             018581108   1,824,384        38,400     SHS
ALLIANCE DATA SYSTEMS CORP     COM             018581108   2,926,616        61,600     SHS
AMBASSADORS GROUP INC          COM             023177108     850,050        45,000     SHS
AMERICAN INDEPENDENCE CORP     COM NEW         026760405     986,028       133,247     SHS
ASSURED GUARANTY LTD           COM             G0585R106     949,600        40,000     SHS
CARBO CERAMICS INC             COM             140781105     401,000        10,000     SHS
CLEAR CHANNEL COMMUNICATIONS   COM             184502102   2,244,096        76,800     SHS
CLEAR CHANNEL COMMUNICATIONS   COM             184502102   3,599,904       123,200     SHS
CSS INDS INC                   COM             125906107     234,232         6,700     SHS
HOUSEVALUES INC                COM             44183Y102     200,893        85,124     SHS
INDEPENDENCE HLDG CO NEW       COM NEW         453440307   1,295,799       108,708     SHS
JOURNAL COMMUNICATIONS INC     CL A            481130102     664,200        90,000     SHS
NASDAQ OMX GROUP INC           COM             631103108   4,082,496       105,600     SHS
NASDAQ OMX GROUP INC           COM             631103108   6,549,004       169,400     SHS
NATIONAL DENTEX CORP           COM             63563H109   1,059,558        82,200     SHS
NAVTEQ CORP                    COM             63936L100   3,264,000        48,000     SHS
NAVTEQ CORP                    COM             63936L100   5,236,000        77,000     SHS
NEXCEN BRANDS INC              COM             653351106     531,650       155,000     SHS
ORIENT-EXPRESS HOTELS LTD      CL A            G67743107   6,249,827       144,806     SHS
ORIENT-EXPRESS HOTELS LTD      CL A            G67743107  10,025,809       232,294     SHS
PLAINS EXPL& PRODTN CO         COM             726505100   8,876,506       167,040     SHS
PLAINS EXPL& PRODTN CO         COM             726505100  14,239,394       267,960     SHS
PRESSTEK INC                   COM             741113104     613,200       140,000     SHS
QUINTANA MARITIME LTD          SHS             Y7169G109   2,727,936       115,200     SHS
QUINTANA MARITIME LTD          SHS             Y7169G109   4,376,064       184,800     SHS
REDWOOD TR INC                 COM             758075402     363,500        10,000     SHS
RELM WIRELESS CORP             COM             759525108     201,036       122,583     SHS
RIO TINTO PLC                  SPONSORED ADR   767204100   5,930,496        14,400     SHS
RIO TINTO PLC                  SPONSORED ADR   767204100   9,513,504        23,100     SHS
RUBY TUESDAY INC               COM             781182100     112,500        15,000     SHS
STARRETT L S CO                CL A            855668109     879,268        45,700     SHS
TAKE-TWO INTERACTIVE SOFTWARE  COM             874054109     685,978        26,880     SHS
TAKE-TWO INTERACTIVE SOFTWARE  COM             874054109   1,100,422        43,120     SHS
TGC INDS INC                   COM NEW         872417308     584,343        69,235     SHS
WEYCO GROUP INC                COM             962149100     988,011        33,300     SHS
YAHOO INC                      COM             984332106   5,554,560       192,000     SHS
YAHOO INC                      COM             984332106   8,910,440       308,000     SHS


                                                         -------------
                                                          119,288,088
                                                         =============





      ITEM 1                               ITEM 6            ITEM 7                 ITEM 8
                              --INVESTMENT DISCRETION---                   ---VOTING AUTHORITY---
                               (a)        (b)       (C)                   (a)       (b)      (C)
  NAME OF ISSUER               SOLE      SHARED    OTHER    MANAGERS      SOLE     SHARED   OTHER

ACME UTD CORP                            18,879                 1      18,879
AFC ENTERPRISES INC                      23,000                 1      23,000
ALLIANCE DATA SYSTEMS CORP               38,400                 1      38,400
ALLIANCE DATA SYSTEMS CORP               61,600                 1      61,600
AMBASSADORS GROUP INC                    45,000                 1      45,000
AMERICAN INDEPENDENCE CORP              133,247                 1     133,247
ASSURED GUARANTY LTD                     40,000                 1      40,000
CARBO CERAMICS INC                       10,000                 1      10,000
CLEAR CHANNEL COMMUNICATIONS             76,800                 1      76,800
CLEAR CHANNEL COMMUNICATIONS            123,200                 1     123,200
CSS INDS INC                              6,700                 1       6,700
HOUSEVALUES INC                          85,124                 1      85,124
INDEPENDENCE HLDG CO NEW                108,708                 1     108,708
JOURNAL COMMUNICATIONS INC               90,000                 1      90,000
NASDAQ OMX GROUP INC                    105,600                 1     105,600
NASDAQ OMX GROUP INC                    169,400                 1     169,400
NATIONAL DENTEX CORP                     82,200                 1      82,200
NAVTEQ CORP                              48,000                 1      48,000
NAVTEQ CORP                              77,000                 1      77,000
NEXCEN BRANDS INC                       155,000                 1     155,000
ORIENT-EXPRESS HOTELS LTD               144,806                 1     144,806
ORIENT-EXPRESS HOTELS LTD               232,294                 1     232,294
PLAINS EXPL& PRODTN CO                  167,040                 1     167,040
PLAINS EXPL& PRODTN CO                  267,960                 1     267,960
PRESSTEK INC                            140,000                 1     140,000
QUINTANA MARITIME LTD                   115,200                 1     115,200
QUINTANA MARITIME LTD                   184,800                 1     184,800
REDWOOD TR INC                           10,000                 1      10,000
RELM WIRELESS CORP                      122,583                 1     122,583
RIO TINTO PLC                            14,400                 1      14,400
RIO TINTO PLC                            23,100                 1      23,100
RUBY TUESDAY INC                         15,000                 1      15,000
STARRETT L S CO                          45,700                 1      45,700
TAKE-TWO INTERACTIVE SOFTWARE            26,880                 1      26,880
TAKE-TWO INTERACTIVE SOFTWARE            43,120                 1      43,120
TGC INDS INC                             69,235                 1      69,235
WEYCO GROUP INC                          33,300                 1      33,300
YAHOO INC                               192,000                 1     192,000
YAHOO INC                               308,000                 1     308,000



